Contingencies, Commitments and Guarantees (details) - Loss Contingencies (USD $) In Millions, unless otherwise specified	7 Months Ended		1 Months Ended
	Apr. 30, 2002 item	Mar. 22, 2010 item	Nov. 30, 2003 Statutory and Hawaii Actions [Member] Maxiumum [Member]	May 31, 2004 Common Law Claims [Member] Maxiumum [Member]
Loss Contingencies
Number of purported class action suits filed against TPC and other insurers in state court in West Virginia relative to asbestos direct action litigation	2
Lump-sum payment included in settlement			$ 412	$ 90
Number of remaining objectors to which the notice of the 1986 Orders were deemed insufficient to bar contribution claims against TPC		1